RELATED PARTY TRANSACTIONS - Founder Shares (Details)			2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 23, 2021 shares	Feb. 25, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) D $ / shares	Dec. 31, 2021 USD ($) D $ / shares
Related Party Transaction [Line Items]
Proceeds from sale of founder shares | $			$ 25,000		$ 25,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Proceeds from sale of founder shares | $				$ 25,000
Founder Shares | Sponsor | Class B common stock
Related Party Transaction [Line Items]
Number of shares issued		2,875,000
Proceeds from sale of founder shares | $		$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion				6 months	6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Founder Shares | Chief Executive Officer | Class B common stock
Related Party Transaction [Line Items]
Stock transferred to others during Period Share		15,000
Founder Shares | Chief Financial Officer | Class B common stock
Related Party Transaction [Line Items]
Stock transferred to others during Period Share		15,000
Founder Shares | Two Independent Director | Class B common stock
Related Party Transaction [Line Items]
Stock transferred to others during Period Share		5,000
Founder Shares | Third Independent Director | Class B common stock
Related Party Transaction [Line Items]
Stock transferred to others during Period Share	5,000